Liquidity Risk and Going Concern (Details) - USD ($)				12 Months Ended
	Jun. 17, 2026	Apr. 17, 2026	Apr. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liquidity Risk and Going Concern [Line Items]
Net loss				$ (3,857,970)	$ (2,433,536)	$ (3,598,480)
Ordinary shares (in Shares)			100,000
Forecast [Member]
Liquidity Risk and Going Concern [Line Items]
Principal amount		$ 200,000,000
Par value (in Dollars per share)		$ 0.00025
Ordinary shares (in Shares)	1,888,895	1,888,895
Gross proceeds	$ 32,900,000	$ 32,900,000